Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BRIDGEWAY FUNDS INC
Entity Central Index Key	0000916006
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000012182
Shareholder Report [Line Items]
Fund Name	Aggressive Investors 1
Class Name	Aggressive Investors 1
Trading Symbol	BRAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Aggressive Investors 1 Fund	$48	0.92%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 213,576,291
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$213,576,291
# of Portfolio Holdings	94
Portfolio Turnover Rate	36%

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	1.72%
Consumer Staples	2.43%
Utilities	2.55%
Energy	2.81%
Communication Services	4.85%
Industrials	7.49%
Consumer Discretionary	10.07%
Health Care	14.01%
Financials	19.95%
Information Technology	34.12%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012186
Shareholder Report [Line Items]
Fund Name	Ultra-Small Company
Class Name	Ultra-Small Company
Trading Symbol	BRUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Fund	$64	1.20%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
AssetsNet	$ 90,467,859
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$90,467,859
# of Portfolio Holdings	216
Portfolio Turnover Rate	36%

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.57%
Materials	2.26%
Consumer Staples	3.56%
Communication Services	5.25%
Energy	6.91%
Industrials	10.05%
Information Technology	11.61%
Consumer Discretionary	12.45%
Financials	14.57%
Health Care	30.77%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012187
Shareholder Report [Line Items]
Fund Name	Ultra-Small Company Market
Class Name	Ultra-Small Company Market
Trading Symbol	BRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Market Fund	$43	0.75%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%
AssetsNet	$ 127,063,540
Holdings Count | Holding	551
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$127,063,540
# of Portfolio Holdings	551
Portfolio Turnover Rate	21%

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.63%
Real Estate	1.63%
Communication Services	3.01%
Materials	4.07%
Energy	4.64%
Industrials	11.56%
Information Technology	11.63%
Consumer Discretionary	11.89%
Financials	15.44%
Health Care	33.50%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012190
Shareholder Report [Line Items]
Fund Name	Small-Cap Value
Class Name	Small-Cap Value
Trading Symbol	BRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Small-Cap Value Fund	$50	0.94%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
AssetsNet	$ 320,103,777
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$320,103,777
# of Portfolio Holdings	159
Portfolio Turnover Rate	41%

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	4.77%
Materials	2.80%
Utilities	4.80%
Real Estate	6.47%
Energy	7.17%
Health Care	8.98%
Information Technology	9.42%
Industrials	11.01%
Consumer Discretionary	13.93%
Financials	30.65%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000103073
Shareholder Report [Line Items]
Fund Name	Omni Small-Cap Value
Class Name	Omni Small-Cap Value
Trading Symbol	BOSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Omni Small-Cap Value Fund	$26	0.47%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
AssetsNet	$ 1,147,132,612
Holdings Count | Holding	593
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,147,132,612
# of Portfolio Holdings	593
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	0.83%
Information Technology	3.57%
Communication Services	3.99%
Health Care	4.38%
Consumer Staples	4.51%
Materials	5.39%
Industrials	13.28%
Energy	14.00%
Consumer Discretionary	15.01%
Financials	35.04%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000254224
Shareholder Report [Line Items]
Fund Name	Global Opportunities Fund
Class Name	Global Opportunities
Trading Symbol	BRGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bridgeway Global Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Global Opportunities Fund	$80	1.50%
Footnote	Description
Footnote[a]	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.50%
AssetsNet	$ 36,748,107
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,748,107
# of Portfolio Holdings - Long	278
# of Portfolio Holdings - Short	327
Portfolio Turnover Rate	-%Footnote Reference*
Footnote	Description
Footnote*	There were no long-term transactions for the period ended December 31, 2025.

Holdings [Text Block]

Top Sector Weightings (Notional exposure % of Net Assets)

	Long	Short
Real Estate	2.37%	4.12%
Communication Services	3.93%	5.86%
Utilities	4.16%	2.98%
Energy	5.28%	2.77%
Health Care	6.51%	4.46%
Consumer Staples	6.69%	7.87%
Consumer Discretionary	10.31%	11.53%
Information Technology	13.11%	12.71%
Materials	13.65%	10.46%
Financials	16.73%	15.00%
Industrials	17.80%	17.02%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com